Convertible Redeemable Preferred Shares	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Convertible Redeemable Preferred Shares
17 CONVERTIBLE REDEEMABLE PREFERRED SHARES
On November 30, 2011, pursuant to a share purchase agreement, the Company issued 166,666,700 convertible redeemable Series A preferred shares at a price of US$0.02 per share for a total amount of US$3,333 to convertible redeemable Series A preferred shares investors. The convertible redeemable Series A preferred shares has a par value of US$0.00001 each.
On November 30, 2011, pursuant to a share transfer agreement, Votion Limited, which was controlled by the founders of the Company, transferred a total of 26,666,700 ordinary shares to convertible redeemable Series A preferred shares holders at a price of US$0.045 per share for a total amount of US$1,200. These 26,666,700 ordinary shares were surrendered by the holder and then cancelled by the Company. Simultaneously, the Company issued the equal number of convertible redeemable Series A preferred shares to the purchasers.
On January 19, 2012, pursuant to a share purchase agreement, the Company issued 148,000,000 convertible redeemable Series B preferred shares at a price of US$0.078 per share for a total amount of US$11,550 to convertible redeemable Series B preferred shares investors. The convertible redeemable Series B preferred shares has a par value of US$0.00001 each.
On January 19, 2012, pursuant to a share transfer agreement, convertible redeemable Series A preferred shares investors transferred a total of 4,180,200 convertible redeemable Series A preferred shares to Votion Limited at a price of US$0.003 per share for a total amount of US$13. These 4,180,200 convertible redeemable Series A preferred shares were surrendered by the holder and then cancelled by the Company. Simultaneously, the Company issued the equal number of ordinary shares to Votion Limited.
On September 24, 2012, pursuant to a share purchase agreement, the Company issued 116,285,700 convertible redeemable Series
B-1
preferred shares at a price of US$0.2064 per share for a total amount of US$24,000 to convertible redeemable Series
B-1
preferred shares investors. The convertible redeemable Series
B-1
preferred shares has a par value of US$0.00001 each.
On January 24, 2013, pursuant to a share purchase agreement, the Company issued 24,226,200 convertible redeemable Series
B-2
preferred shares at a price of US$0.2064 per share for a total amount of US$5,000 to convertible redeemable Series
B-2
preferred share investors. The convertible redeemable Series
B-2
preferred shares has a par value of US$0.00001 each.
On May 16, 2014, pursuant to a share purchase agreement, the Company issued 208,661,292 convertible redeemable Series C preferred shares at a price of US$0.6134 per share for a total amount of US$128,000. The convertible redeemable Series C preferred shares has a par value of US$0.00001 each.

On May 30, 2014, pursuant to a share purchase agreement, the Company issued 81,508,317 convertible redeemable Series C preferred shares at a price of US$0.6134 per share for a total amount of US$50,000. The convertible redeemable Series C preferred shares has a par value of US$0.00001 each.
On October 30, 2015, pursuant to a share purchase agreement, the Company issued 103,646,131 convertible redeemable Series D preferred shares at a price of US$0.9648 per share for a total amount of US$100,000. The convertible redeemable Series D preferred shares has a par value of US$0.00001 each.
On January 30, 2016, pursuant to a share purchase agreement, the Company issued 103,646,132 convertible redeemable Series D preferred shares at a price of US$0.9648 per share for a total amount of US$100,000. The convertible redeemable Series D preferred shares has a par value of US$0.00001 each.
On February 3, 2016, pursuant to a share purchase agreement, each existing convertible redeemable Series D preferred share was re-designated
into one (1) convertible redeemable Series
C-1
preferred share; each existing convertible redeemable Series C preferred share was re-designated
into one (1) convertible redeemable Series
B-1
preferred share; each existing convertible redeemable Series
B-2
preferred share was
re-designated
into one (1) convertible redeemable Series
A-7
preferred share; each existing convertible redeemable Series
B-1
preferred share was
re-designated
into one (1) convertible redeemable Series
A-7
preferred share; each existing convertible redeemable Series B preferred share was re-designated
into one (1) convertible redeemable Series
A-4
preferred share; and each existing convertible redeemable Series A preferred share was re-designated
into one (1) convertible redeemable Series
A-2
preferred share.
On February 3, 2016, pursuant to a share purchase agreement, the Company issued 117,662,806 Class A Ordinary Shares, 91,289,618 convertible redeemable Series
A-1
preferred shares, 95,898,640 convertible redeemable Series
A-3
preferred shares, 43,262,547 convertible redeemable Series
A-5
preferred shares, 117,192,207 convertible redeemable Series
A-6
preferred shares and 194,572,067 convertible redeemable Series
B-2
preferred shares as part of the consideration for the business combination with Meiliworks.
On February 3, 2016, pursuant to a share purchase agreement, the Company modified the original issuance price of convertible redeemable Series
C-1
preferred shares issued on October 30, 2015 and January 30, 2016 from US$0.9648 to US$0.9262 and therefore, the issued number of shares were increased from 207,292,263 to 215,946,767.
On February 3, 2016, pursuant to a share purchase agreement, the Company issued 111,899,688 convertible redeemable Series
C-2
preferred shares at a price of US$1.0188 per share in exchange for 1) a cash consideration of US$100,000, 2) strategic business resources recognized as intangible assets with a fair value of RMB59,229 and 3) prepayment of payment processing fees of RMB32,500 with Tencent Group. The convertible redeemable Series
C-2
preferred shares has a par value of US$0.00001 each.
On June 3, 2016, pursuant to a share purchase agreement, the Company issued 29,446,407 convertible redeemable Series
C-3
preferred shares at a price of US$1.0188 per share for a total amount of US$30,000. The convertible redeemable Series
C-3
preferred shares has a par value of US$0.00001 each.
On July 18, 2018, pursuant to a share purchase agreement, the Company issued 157,047,506 convertible redeemable Series
C-3
preferred shares at a price of US$1.0188 per share in exchange for certain strategic business resources in accordance with a business cooperation agreement with Tencent Group, according to which, Tencent provides traffic support and marketing support to the Company for a period of five years started from July 2018. Such strategic business resources were recognized as intangible assets with total fair value of RMB1,070,624.
The convertible redeemable Series
A-1,
A-2,
A-3,
A-4,
A-5,
A-6
and
A-7
preferred shares are collectively referred to as Series A Preferred Shares hereafter. The convertible redeemable Series
B-1
and
B-2
preferred shares are collectively referred to as Series B Preferred Shares hereafter. The convertible redeemable Series
C-1,
C-2
and
C-3
preferred shares are collectively referred to as Series C Preferred Shares hereafter. The convertible redeemable Series A, B and C Preferred Shares are collectively referred to as the Preferred Shares hereafter.

The Group’s Preferred Shares activities for the year ended March 31, 2018 is summarized below:

	Balance as of March 31, 2017	Accretion on convertible redeemable preferred shares to redemption value	Balance as of March 31, 2018
Series A-1 Preferred Shares (US$0.00001 of par value per share; 91,289,618 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB15,116 as of December 31, 2018)
Number of shares	91,289,618	—	91,289,618
Amount	207,287	—	207,287
Series A-2 Preferred Shares (US$0.00001 of par value per share; 189,153,200 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB42,684 as of December 31, 2018)
Number of shares	189,153,200	—	189,153,200
Amount	38,405	2,098	40,503
Series A-3 Preferred Shares (US$0.00001 of par value per share; 95,898,640 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB83,389 as of December 31, 2018)
Number of shares	95,898,640	—	95,898,640
Amount	221,137	—	221,137
Series A-4 Preferred Shares (US$0.00001 of par value per share; 148,000,000 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB125,531 as of December 31, 2018)
Number of shares	148,000,000	—	148,000,000
Amount	114,125	6,384	120,509
Series A-5 Preferred Shares (US$0.00001 of par value per share; 43,262,547 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB137,703 as of December 31, 2018)
Number of shares	43,262,547	—	43,262,547
Amount	121,026	9,266	130,292
Series A-6 Preferred Shares (US$0.00001 of par value per share; 117,192,207 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB504,349 as of December 31, 2018)
Number of shares	117,192,207	—	117,192,207
Amount	386,161	63,653	449,814
Series A-7 Preferred Shares (US$0.00001 of par value per share; 140,511,900 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB299,461 as of December 31, 2018)
Number of shares	140,511,900	—	140,511,900
Amount	269,916	16,504	286,420
Series
B-1
Preferred Shares (US$0.00001 of par value per share; 290,169,609 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB1,574,841 as of December 31, 2018)

Number of shares	290,169,609	—	290,169,609
Amount	1,398,646	98,116	1,496,762
Series
B-2
Preferred Shares (US$0.00001 of par value per share; 194,572,067 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB1,906,021 as of December 31, 2018)

Number of shares	194,572,067	—	194,572,067
Amount	1,364,817	287,000	1,651,817
Series
C-1
Preferred Shares (US$0.00001 of par value per share; 215,946,767 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB1,626,607 as of December 31, 2018)

Number of shares	215,946,767	—	215,946,767
Amount	1,411,671	119,076	1,530,747
Series C-2 Preferred Shares (US$0.00001 of par value per share; 111,899,688 shares authorized, issued and outstanding as of March 31, 2018 with redemption value of RMB937,315 as of December 31, 2018)
Number of shares	111,899,688	—	111,899,688
Amount	816,509	66,985	883,494
Series
C-3
Preferred Shares (US$0.00001 of par value per share; 98,154,692 shares authorized, 29,446,407 shares issued and outstanding as of March 31, 2018 with redemption value of RMB241,361 as of December 31, 2018)

Number of shares	29,446,407	—	29,446,407
Amount	206,677	19,158	225,835

Total number of Preferred Shares	1,667,342,650	—	1,667,342,650

Total amount of Preferred Shares	6,556,377	688,240	7,244,617

The Group’s Preferred Shares activities for the year ended March 31, 2019 and 2020 are summarized below:

	Balance as of March 31, 2018	Accretion on convertible redeemable preferred shares to redemption value	Issuance of convertible redeemable Series C-3 preferred shares, net of issuance costs	Conversion to ordinary shares upon IPO	Balance as of March 31, 2019 and 2020
Series A-1 Preferred Shares
Number of shares	91,289,618	—	—	(91,289,618)	—
Amount	207,287	—	—	(207,287)	—
Series A-2 Preferred Shares
Number of shares	189,153,200	—	—	(189,153,200)	—
Amount	40,503	1,833	—	(42,336)	—
Series A-3 Preferred Shares
Number of shares	95,898,640	—	—	(95,898,640)	—
Amount	221,137	—	—	(221,137)	—
Series A-4 Preferred Shares
Number of shares	148,000,000	—	—	(148,000,000)	—
Amount	120,509	5,481	—	(125,990)	—
Series A-5 Preferred Shares
Number of shares	43,262,547	—	—	(43,262,547)	—
Amount	130,292	7,066	—	(137,358)	—
Series A-6 Preferred Shares
Number of shares	117,192,207	—	—	(117,192,207)	—
Amount	449,814	40,619	—	(490,433)	—
Series A-7 Preferred Shares
Number of shares	140,511,900	—	—	(140,511,900)	—
Amount	286,420	13,655	—	(300,075)	—
Series B-1 Preferred Shares
Number of shares	290,169,609	—	—	(290,169,609)	—
Amount	1,496,762	76,993	—	(1,573,755)	—
Series B-2 Preferred Shares
Number of shares	194,572,067	—	—	(194,572,067)	—
Amount	1,651,817	178,820	—	(1,830,637)	—
Series C-1 Preferred Shares
Number of shares	215,946,767	—	—	(215,946,767)	—
Amount	1,530,747	87,788	—	(1,618,535)	—
Series C-2 Preferred Shares
Number of shares	111,899,688	—	—	(111,899,688)	—
Amount	883,494	49,943	—	(933,437)	—
Series C-3 Preferred Shares
Number of shares	29,446,407	—	157,047,506	(186,493,913)	—
Amount	225,835	47,706	1,069,753	(1,343,294)	—

Total number of Preferred Shares	1,667,342,650	—	157,047,506	(1,824,390,156)	—

Total amount of Preferred Shares	7,244,617	509,904	1,069,753	(8,824,274)	—

As discussed in Note 3, in December 2018, immediately prior to the completion of the Company’s initial public offering, all of the Preferred Shares were converted to Class A Ordinary Shares based on the aforementioned conversion price. Prior to their conversion, the Preferred Shares were entitled to certain privileges over ordinary shares with respects to conversion, redemption, dividends and liquidation. The key terms of the Preferred Shares are as follows:
Conversion right
Each holder of Preferred Shares shall be entitled to convert any or all of its Preferred Shares at any time, into such number of fully paid Class A Ordinary Shares at corresponding Preferred Shares’ original purchase price (original conversion price), which is subject to adjustment for diluting issuances.
Each Preferred Share shall be converted automatically into the number of fully paid Class A Ordinary Share (i) immediately upon the closing of a qualified public offering or (ii) the written consent of holders of at least a majority of the outstanding Preferred Shares in the same sub-series
of such Preferred Share.
Redemption right
If (A) the Company fails to complete a qualified public offering on or prior to December 31, 2018, (B) Mr. Chen Qi (i) resigns or is removed from the Company or any other Group Companies; or (ii) directly or indirectly participates (other than as a non-executive
director or under temporary consulting arrangements) in the operation and management of any company (other than the Group Companies); or (C) the Company is no longer allowed by applicable laws to exercise control over any Group Company in the PRC and to consolidate the operating results of any such Group Company into the financial statements of the Company through the Restated Controlling Documents pursuant to IFRS or U.S. GAAP and the Company has not, within three (3) months of written request by any holder of Preferred Shares, entered into alternative arrangements to exercise control over, and consolidate the operating results of, such Group Company, or otherwise acquire control over all or substantially all of such Group Company’s assets and operations, then the Company shall, at the request of any holder of the Preferred Shares and subject to the receipt of the relevant majority approval, redeem all of the outstanding Preferred Shares held by the requesting holders out of funds legally available therefor including capital, at a redemption price per Preferred Share (the “Redemption Price” of such Preferred Share) equal to IP × (1.08)
N
,
where IP is the original issue price of such Preferred Share, and N is the number of calendar days that have elapsed since the original issue date of such Preferred Share, divided by 360 days, plus all declared but unpaid dividends thereon up to the date of redemption, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations or mergers.
On July 18, 2018, the Company amended its Memorandum of Articles of Association to extend the first possible redemption date of the Preferred Shares from December 31, 2018 to December 31, 2019.
Liquidation right
In the event of any liquidation, dissolution, winding up or deemed liquidation of the Company, either voluntary or involuntary, after satisfaction of all creditors’ claims and claims that may be preferred by law, prior and in preference to any distribution of any of the assets or surplus funds of the Company to the holders of ordinary shares by reason of their ownership of such shares, a holder of Preferred Shares shall be entitled to receive, in respect of each Preferred Share held by it and on a pari passu basis with any other Preferred Shares, the liquidation preference amount of such Preferred Share. Upon liquidation, Series C Preferred Shares shall rank senior to Series B Preferred Shares, Series B Preferred Shares shall rank senior to Series A Preferred Shares and Series A Preferred Shares shall rank senior to ordinary shares.
The “Liquidation Preference Amount” of a convertible redeemable preferred share shall mean an amount equal to IP × (1.08)
N
, where IP is the original issue price of such share and N is the number of calendar days that have elapsed since the original issue date of such share divided by three hundred and sixty (360) days plus all declared but unpaid dividends on such share.

Dividend right

(a)
The Series C Preferred Shares shall be entitled to receive
non-cumulative
dividends at such rate to be determined by the board of the Company and no less than the dividend rate of the Series B Preferred Shares, Series A Preferred Shares and Ordinary Shares, and shall rank as to dividends pari passu among themselves and prior and in preference to Series B Preferred Shares, Series A Preferred Shares and Ordinary Shares.

(b)
The Series B Preferred Shares shall be entitled to receive
non-cumulative
dividends at such rate to be determined by the Board and no less than the dividend rate of the Series A Preferred Shares and Ordinary Shares, and shall rank as to dividends pari passu among themselves and prior and in preference to Series A Preferred Shares and ordinary shares.

(c)
The Series A Preferred Shares shall be entitled to receive
non-cumulative
dividends at such rate to be determined by the Board and no less than the dividend rate of the Ordinary Shares, and shall rank as to dividends pari passu among themselves and prior and in preference to Ordinary Shares.

(d)
In the event the Company shall declare a distribution other than in cash, the holders of Preferred Shares shall be entitled to a proportionate share of any such distribution as though the holders of Preferred Shares were holders of the number of Ordinary Shares into which their Preferred Shares are convertible as of the record date fixed for the determination of the holders of Ordinary Shares entitled to receive such distribution.

Voting rights
The holder of any Preferred Shares shall be entitled to the number of votes equal to the number of Class A Ordinary Shares into which such Preferred Share could be converted at the record date for determination of the members entitled to vote on such matters.
Before IPO, the Company has classified the Preferred Shares in the mezzanine equity on the Consolidated Balance Sheets as they are contingently redeemable at the options of the holders. In addition, the Company records accretions on the Preferred Shares to the redemption value from the issuance dates to the earliest redemption dates, i.e. December 31, 2018. The accretions are recorded against additional paid-in
capital. Once additional
paid-in
capital has been exhausted, additional charges are recorded by increasing the accumulated deficit. Each issuance of the Preferred Shares is recognized at the respective fair value at the date of issuance net of issuance costs. The issuance costs for Series A, Series B and Series C Preferred Shares were US$255, US$183 and US$3,767, respectively.
The Company determined that there were no embedded derivatives requiring bifurcation as the economic characteristics and risks of the embedded conversion and redemption features are clearly and closely related to that of the Preferred Shares. The Preferred Shares are not readily convertible into cash as there is not a market mechanism in place for trading of the Company’s shares.
The Company has determined that there was no beneficial conversion feature attributable to any of the preferred shares because the initial effective conversion prices of these preferred shares were higher than the fair value of the Company’s common shares determined by the Company with the assistance from an independent valuation firm.
The Company assesses whether an amendment to the terms of its Preferred Shares is an extinguishment or a modification using the fair value model. When Preferred Shares are extinguished, the difference between the fair value of the consideration transferred to the holders of Preferred Shares and the carrying amount of Preferred Shares (net of issuance costs) is treated as deemed dividend to the holders of Preferred Shares. The Company considers that a significant change in fair value after the change of the terms to be substantive and thus triggers extinguishment. A change in fair value which is not significant immediately after the change of the terms is considered non-substantive
and thus is subject to modification accounting. When Preferred Shares are modified, the Company evaluates whether there is a transfer of value from ordinary shareholders to holders of the Preferred Shares as a result of the modification and therefore, should record a reduction of, or increase to, retained earnings as a deemed dividend.
Modifications
Modifications of Preferred Shares that result in transfers of value between holders of Preferred Shares and ordinary shareholders are accounted by analogizing to the guidance in ASC 718 for modification of share compensation arrangements classified as equity. Any changes in value resulting from the modification is recognized as effective dividend to (from) holders of Preferred Shares and is included in earnings available to ordinary shareholders in both basic and diluted EPS calculation. For the year ended March 31, 2018, there was no modification of Preferred Shares.

On July 18, 2018, the Company amended its Memorandum of Articles of Association to extend the first possible redemption date of the Preferred Shares from December 31, 2018 to December 31, 2019. The amendment to the first possible redemption date of the Preferred Shares was accounted for as modification as the fair values of these Shares immediately after the amendment was not significantly different from their fair values immediately before the amendment. The Company accounted for the modification that resulted in a transfer of value from ordinary shareholders to holders of mezzanine equity of RMB89,076 as deemed dividend to holders of mezzanine equity. The impact on the accretion of the Preferred Shares to redemption value is accounted for prospectively.